Related-Party Transactions (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Related party expense			$ 8,000,000.0		$ 5,200,000
Professional fees						$ 8,700,000	$ 4,200,000	$ 4,200,000
Accounts receivable, related parties		$ 500,000		$ 500,000		0	$ 400,000
InsideResponse
Related Party Transaction [Line Items]
Percentage of voting interests acquired	100.00%
Business Combination, Consideration Transferred	$ 67,092,000					$ 67,213,000
InsideResponse
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners						10.89%	21.36%
Former Employee
Related Party Transaction [Line Items]
Related party expense						$ 100,000	$ 100,000	100,000
Accounts payable, related parties						$ 0.1	$ 0
Noncontrolling interest, ownership percentage by noncontrolling owners						2.62%	3.61%
Immediate Family Member of Management or Principal Owner | InsideResponse
Related Party Transaction [Line Items]
Business Combination, Consideration Transferred	65,000,000.0
Immediate Family Member of Management or Principal Owner | InsideResponse
Related Party Transaction [Line Items]
Business Combination, Consideration Transferred	$ 65,000,000.0
Related party expense						$ 16,100,000	$ 10,100,000	10,000,000.0
Accounts payable, related parties						0	200,000
Immediate Family Member of Management or Principal Owner | Senior Healthcare Distribution, Lead Costs
Related Party Transaction [Line Items]
Related party expense						500,000	1,600,000	$ 700,000
Accounts payable, related parties						$ 0.1	$ 0
Immediate Family Member of Management or Principal Owner | Senior Healthcare Distribution Platform
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners							21.36%
Management | InsideResponse
Related Party Transaction [Line Items]
Revenue from related parties		$ 900,000		$ 1,300,000